Warrants	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Warrants
Warrants

Note 12 — Warrants

Outstanding warrants for the Company’s Class A Common Stock consist of the following:

Range of Exercise Prices Per Share:	June 30, 2026	September 30, 2025
Public Warrants and Private Warrants - $57.90	900,000	900,000
Other Warrants:
$0.00 Extension Shares	294,117	—
$0.10	38,000	38,000
$8.20 to $9.60	632,857	632,857
$10.80 to $11.80	1,002,075	902,075
$17.38 to $20.00	20,142	35,636
Total	2,887,191	2,508,568

Outstanding warrants for the Company’s Series A 10% Convertible Preferred Stock consist of the following:

Range of Exercise Prices Per Share:	June 30, 2026	September 30, 2025
Preferred Warrant - $1,000.00	6,000	—
Total	6,000	—

Liability-Classified Warrants

The Company evaluated all common stock warrants at the time of issuance and concluded that certain warrants did not meet the derivative scope exception. Specifically, these warrants contained provisions that affected their settlement amounts which are not inputs into the pricing of a fixed-for-fixed option on equity shares. Therefore, these warrants were not considered indexed to the Company’s stock and were classified as liabilities. At their respective dates of issuance, the Company recognized a liability for each of the liability-classified warrants in the amount of its estimated fair value using the Black-Scholes option-pricing or other methodology as appropriate. See Note 14, Fair Value Measurements. The Company subsequently adjusts the carrying amount of the liability for each warrant to its estimated fair value as of the end of each reporting period (or through the warrants’ respective dates of exercise or modification, if earlier).

On October 24, 2025, the Company entered into amendments to certain liability-classified warrants to purchase an aggregate of 1,337,549 shares of its Class A Common Stock. The amendments revised certain terms of the warrants, including terms that could potentially require cash settlement, such that under the guidance in ASC 480 and ASC 815, the warrants are equity-classified financial instruments. The amendments did not affect any terms of the warrants that are inputs into the estimation of the fair value of warrants under the Black-Scholes option pricing model, which the Company uses to estimate the fair value of warrants.

As a result of the amendments to the warrants, the Company remeasured the related liabilities to their estimated fair value of $6,912 as of the date of the amendments and reclassified this amount from “Liability-classified warrants” to “Additional paid-in capital” in the condensed consolidated balance sheet. As consideration for these amendments, the Company issued the warrant holder an additional warrant to purchase 100,000 shares of Class A Common Stock at a price of $10.80 per share. The Company recognized the $514 fair value of the additional warrant as an expense, included in “Other non-operating losses, net” in the condensed consolidated statements of operations and comprehensive loss for the nine months ended June 30, 2026.

As a result of changes in the fair value of liability-classified warrants outstanding during the periods, for the nine months ended June 30, 2026 and 2025, the Company recognized net non-cash losses of $320 and net non-cash gains of $1,237, respectively, which are included in “Change in fair value of warrants” in the condensed consolidated statements of operations and comprehensive loss. As of June 30, 2026 and September 30, 2025, the related liabilities of $3,047 and $6,859, respectively, are included in “Liability-classified warrants” in the condensed consolidated balance sheets.

Note 15 — Warrants

Outstanding warrants consist of the following:

	September 30,
	2025	2024
Public Warrants	6,000,000	6,000,000
Private Warrants	3,000,000	3,000,000
PIPE Warrants	250,000	1,750,000
PIPE Common Warrants (July 2024 Private Placement)	2,785,491	5,755,396
Common Warrants (April 2025 Offering)	2,360,298	—
Inducement Warrants	8,229,701	—
Other warrants	2,460,242	2,170,403
Total	25,085,732	18,675,799

April 2025 Offering

In April 2025, the Company entered into a securities purchase agreement (the “2025 Securities Purchase Agreement”) with an institutional accredited investor, pursuant to which it issued 385,000 shares of Class A Common Stock, a pre-funded warrant to purchase up to 102,686 shares of Class A Common Stock and common stock warrants (the “Common Warrants”) to purchase up to 487,686 shares of the Company’s Class A Common Stock (together, the “April 2025 Offering”). The pre-funded warrant has an exercise price of $0.0001 per share and was immediately exercisable. The Common Warrants have an exercise price of $8.20, are currently exercisable and will expire on May 30, 2030. The net proceeds to the Company from the April 2025 Offering were $3,645, after payment of the placement agent’s fees of $355. During the year ended September 30, 2025, the investor fully exercised the pre-funded warrant for net proceeds to the Company of $0.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

In connection with the April 2025 Offering, the Company also amended the PIPE Common Warrants (see “July 2024 Private Placement,” below). The Company allocated the proceeds of the April 2025 Offering among the liability-classified warrants issued and amended based on their estimated fair values, with the remainder of the proceeds allocated to the shares of Class A Common Stock issued.

The Company also issued the placement agent warrants to purchase an aggregate of 68,276 shares of Class A Common Stock. These warrants have an exercise price of $8.202 per share, are currently exercisable and will expire on April 4, 2030. The Company allocated the transaction costs, including the fair value of the placement agent warrants, among the liability-classified and equity-classified securities issued in the April 2025 Offering. The portion of such costs allocated to liability-classified securities of $443 is included in “Financing costs expensed” in the consolidated statements of operations and comprehensive loss.

July 2024 Private Placement

In July 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with an institutional accredited investor, pursuant to which it issued a pre-funded warrant to purchase up to 287,769 shares of the Company’s Class A Common Stock and warrants to purchase an aggregate of 575,538 shares of the Company’s Class A Common Stock (“PIPE Common Warrants”). The Pre-Funded Warrant has an exercise price of $0.10 per share, is immediately exercisable upon issuance and will expire when exercised in full. The PIPE Common Warrants are comprised of Series A warrants to purchase up to 287,769 shares of Class A Common Stock (the “Series A Warrants”) and Series B warrants to purchase up to 287,769 shares of Class A Common Stock (the “Series B Warrants”). The PIPE Common Warrants initially had an exercise price of $13.90 per share, were exercisable beginning on the effective date of stockholder approval of the issuance of the shares of common stock upon exercise of the PIPE Common Warrants. The Series A Warrants will expire five years from the date of such stockholder approval and the Series B warrants will expire twelve months from the date of stockholder approval. Gross proceeds from the Private Placement were $4,000, before payment of fees and expenses to the placement agent of $415. During the year ended September 30, 2024, the investor fully exercised the pre-funded warrant, for net proceeds to the Company of $3.

In connection with the Private Placement, the Company issued the placement agent warrants to purchase an aggregate of 20,143 shares of its Class A Common Stock. The placement agent warrants have an exercise price of $17.375 per share, are exercisable upon stockholder approval and expire five years thereafter. Moreover, upon any exercise for cash of the PIPE Common Warrants, the Company is obligated to pay the placement agent cash fees aggregating 8% of the gross exercise price and issue to the placement agent warrants to purchase a number of shares of Common Stock equal to 7.0% of the aggregate number of such shares of Class A Common Stock underlying the PIPE Common Warrants.

As a result of these transactions, during the year ended September 30, 2024 the Company recognized a loss of $2,894, representing the excess of the fair value of Pre-Funded Warrants and the PIPE Common Warrants over the proceeds received, the fair value of the warrants issued to the placement agent and the fees and expenses paid to the placement agent, which is included in “Financing costs expensed” in the consolidated statements of operations and comprehensive loss. In connection with the April 2025 Offering, the Company amended the 575,538 then outstanding PIPE Common Warrants to reduce the exercise price from $13.90 per share to $8.202 per share. The Company also extended the term of the Series B warrants from January 3, 2026 to April 3, 2026. The term of the Series A Warrants remains unchanged and will expire on January 3, 2030. In September 2025, the Company further amended the remaining Series B Warrants, extending their expiration date to April 3, 2030 (see “Warrant Exercise Inducement,” below).

Warrant Exercise Inducement

In September 2025, the Company entered into a warrant exercise inducement offer letter (the “Inducement Letter”) with a holder of outstanding warrants to purchase shares of the Company’s Class A Common Stock. Pursuant to the Inducement Letter, the holder exercised for cash warrants to purchase 548,646 shares of Class A Common Stock, consisting of (i) 148,495 shares underlying Series A Warrants, (ii) 148,495 shares underlying Series B Warrants and (iii) 251,656 shares underlying Common Warrants, each at the current exercise price of $8.202 per share. The Company received gross proceeds of approximately $4,500 from the exercise of these warrants. In connection with the warrant exercise inducement, the Company paid its financial advisor a cash placement fee of $315 and issued the financial advisor warrants to purchase up to 38,405 shares of its Class A Common Stock at an exercise price of $10.80 per share.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

In consideration for the holder’s agreement to exercise the warrants for cash, the Company agreed to issue to the holder new warrants (the “Inducement Warrants”) to purchase up to an aggregate of 822,970 shares of its Class A Common Stock at an exercise price of $10.80 per share. The Inducement Warrants will become exercisable upon stockholder approval and will expire five years thereafter. The Company also amended the remaining Series B Warrants, extending their expiration date to April 3, 2030. As a result of these transactions, during the year ended September 30, 2025 the Company recognized a non-cash loss of $6,458, representing the estimated fair value of the Inducement Warrants as of the date of issuance, the increase in the estimated fair value of the remaining Series B Warrants resulting from their amendment and the fair value of the warrants issued to the financial advisor, which is included in “Financing costs expensed” in the consolidated statements of operations and comprehensive loss.

The Company determined that the warrants issued to the placement agent and the financial advisor for services rendered in the transactions discussed above met the criteria for classification as equity. The grant date fair value of each of these warrants was accounted for as part of the costs of the respective transactions.

Public Warrants and Private Warrants

In connection with the Merger, the Company assumed 6,000,000 Public Warrants and 3,000,000 Private Warrants issued by Chavant in connection with its initial public offering, each of which entitles the holder to purchase one share of the Company’s Class A Common Stock. The Public Warrants and Private Warrants are exercisable at any time through December 21, 2028. The Company may redeem the Public Warrants at a price of $0.01 per warrant if the last reported sale of the Company’s Class A Common Stock equals or exceeds $180.00 per share for any twenty trading days within a thirty-day period. The Private Warrants are identical to the Public Warrants, except that the Private Warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. At the time of Closing, the Company estimated the aggregate fair value of the Private Warrants and recognized a liability of $150.

Both the Public Warrants and Private Warrants were subject to adjustment if the Company issued additional equity securities below specified levels in connection with the Merger. As a result of the issuances of shares under the PIPE Subscription Agreement and other agreements in connection with the Merger, the Company adjusted the exercise price of the warrants from $115.00 to $57.90 per share and adjusted the redemption trigger price from $180.00 to $90.60 per share. During the year ended September 30, 2024, the Company recognized a noncash deemed dividend of $661 as a result of the warrant price adjustment.

PIPE Warrants

In connection with the PIPE Subscription Agreements, the Company issued the investors warrants to purchase shares of Class A Common Stock at an exercise price of $0.10 per share. The Company evaluated these warrants and concluded that they meet the derivative scope exception for contracts in the Company’s own stock. Consequently, the PIPE warrants were recorded in stockholders’ equity. During the year ended September 30, 2025, 1,500,000 PIPE warrants were exercised, for net proceeds of $15.

Other Warrants

During the year ended September 30, 2024, the Company issued warrants to purchase 13,000 shares of its Class A Common Stock at $0.10 per share to a service provider, in respect of services rendered to Legacy Mobix prior to the Merger. In addition, as described in Note 10, Debt, during the year ended September 30, 2024 Legacy Mobix failed to repay the principal amount of a note payable by its maturity date and was obligated to issue warrants to purchase 10,300 shares of its Class A Common Stock at $0.10 per share to the lender as additional consideration. The Company initially recorded a liability of $732 in the consolidated balance sheets for the estimated fair value of the warrants. For the year ended September 30, 2024, the Company recognized a non-cash gain of $400 from the change in the fair value of the liability, which is included in “Other non-operating losses, net” in the consolidated statements of operations and comprehensive loss. The Company valued the warrants using a probability-weighted expected return model. In April 2024, the Company issued the warrants to the lender, and the lender exercised the warrants.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

Legacy Mobix Warrants

In connection with the Merger, all of Legacy Mobix’s outstanding warrants were assumed by the Company and converted into the same number of warrants to purchase shares of the Company’s Class A Common Stock, with no change to their exercise prices or other terms. Subsequent to the Merger, warrants to purchase an aggregate of 37,303 shares were exercised and converted into 36,967 shares of Class A Common Stock, with no cash proceeds to the Company. During the year ended September 30, 2024, Legacy Mobix granted warrants to purchase an aggregate of 2,741 shares of common stock at a price of $0.10 per share to investors in connection with the sale of shares of its common stock. See Note 14, Equity.

Accounting for Liability-Classified Warrants

The Company evaluated all common stock warrants at the time of issuance (or at the Closing) and concluded that the Private Warrants, Pre-Funded Warrants, PIPE Common Warrants, Common Warrants, Inducement Warrants and do not meet the derivative scope exception. Specifically, these warrants contain provisions that affect their settlement amounts which are not inputs into the pricing of a fixed-for-fixed option on equity shares. Therefore, these warrants are not considered indexed to the Company’s stock and must be classified as liabilities. At their respective dates of issuance (or, in the case of the Private Warrants, at the time of the Merger), the Company recognized a liability for each of the warrants in the amount of their estimated fair value using the Black-Scholes option-pricing model. The Company subsequently adjusted the carrying amount of the liability for each warrant to its estimated fair value as of September 30, 2025 and 2024 (or through the warrants’ respective dates of exercise, if earlier). As a result of changes in the fair value of the warrants, for the years ended September 30, 2025 and 2024, the Company recognized net non-cash gains of $804 and $1,415, respectively, which are included in “Change in fair value of warrants” in the consolidated statements of operations and comprehensive loss. As of September 30, 2025 and 2024, the related liabilities of $6,859 and $2,139, respectively, are included in “Other noncurrent liabilities” in the consolidated balance sheets.

See Note 17, Fair Value Measurements, for additional information on the Company’s measurements with respect to liability-classified warrants.